Cash and Cash Equivalents (Details) - EUR (€) € in Millions	Jun. 30, 2024	Dec. 31, 2023
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents		€ 12.8
Bottom of Range [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	€ 6.4
Top of Range [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	€ 19.2